Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Schedule of Fair Value of the Assets Acquired, and Liabilities
The table below sets forth the consideration paid, and the fair value of the assets acquired, and liabilities assumed for the acquisition:

As of June 8, 2023
Consideration paid
Equity (Issuance of Series M Preferred Stock)	$9,804

As of June 8, 2023
Assets acquired and liabilities assumed
Cash and cash equivalents	$7,253
Accounts receivable	1,636
Inventory	247
Prepaid expenses and other current assets	622
Deferred project costs	11,083
Property and equipment	2,958
ROU asset	2,772
Goodwill	17,097

Total assets	$43,668
Accounts payable	$860
Accrued expenses	3,825
Deferred revenue	25,983
Lease liability	3,012
Uncertain tax position liability	184

Total liabilities	$33,864

Total net assets	$9,804

Schedule of Business Combination, Pro Forma Information	The unaudited pro forma information presented below is for informational purposes only and is not necessarily indicative of the Company’s consolidated results of operations of the combined business had the acquisition actually occurred at the beginning of fiscal year 2023 or of the results of its future operations of the combined business.

2023 (Unaudited)
Pro forma net revenue	$69,092
Pro forma net loss	(162,040)